CONSOLIDATED STATEMENTS OF OPERATIONS $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues		¥ 2,498,214,000	$ 362,207	¥ 6,561,747,000	¥ 7,124,744,000
Cost of revenues (including share-based compensation expenses of RMB66,422, RMB118,145 and RMB42,490 for the years ended December 31, 2020, 2021 and 2022, respectively)		(701,050,000)	(101,643)	(2,397,604,000)	(1,762,548,000)
Gross profit		1,797,164,000	260,564	4,164,143,000	5,362,196,000
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB18,039, RMB44,402 and RMB6,659 for the years ended December 31, 2020, 2021 and 2022, respectively)		(1,179,760,000)	(171,049)	(5,129,267,000)	(5,816,214,000)
Research and development expenses (including share-based compensation expenses of RMB94,952, RMB130,620 and RMB39,172 for the years ended December 31, 2020, 2021 and 2022, respectively)		(445,117,000)	(64,536)	(1,252,877,000)	(734,450,000)
General and administrative expenses (including share-based compensation expenses of RMB59,033, RMB52,092 and RMB34,333 for the years ended December 31, 2020, 2021 and 2022, respectively)		(290,339,000)	(42,095)	(720,253,000)	(566,565,000)
Impairment loss on long-lived assets		0	0	(52,544,000)	0
Impairment loss on goodwill		0	0	(43,300,000)	0
Disposal loss on assets		0	0	(146,245,000)	0
Total operating expenses		(1,915,216,000)	(277,680)	(7,344,486,000)	(7,117,229,000)
Loss from operations		(118,052,000)	(17,116)	(3,180,343,000)	(1,755,033,000)
Interest income		21,370,000	3,098	31,460,000	3,372,000
Realized gains from investments		42,264,000	6,128	65,763,000	70,403,000
Other income	[1]	51,885,000	7,523	20,906,000	253,646,000
Loss before provision for income tax and share of results of equity investees		(2,533,000)	(367)	(3,062,214,000)	(1,427,612,000)
Income tax benefits/(expenses)		15,705,000	2,277	(40,949,000)	34,619,000
Share of results of equity investees		0	(0)	(302,000)	63,000
Net (loss)/income		13,172,000	1,910	(3,103,465,000)	(1,392,930,000)
Net (loss)/income attributable to Gaotu Techedu Inc.'s ordinary shareholders		¥ 13,172,000	$ 1,910	¥ (3,103,465,000)	¥ (1,392,930,000)
Net (loss)/income per ordinary share
Basic | (per share)		¥ 0.08	$ 0.01	¥ (18.17)	¥ (8.72)
Diluted | (per share)		¥ 0.07	$ 0.01	¥ (18.17)	¥ (8.72)
Weighted average shares used in net (loss)/income per share
Basic		172,254,080	172,254,080	170,790,979	159,725,779
Diluted		175,991,484	175,991,484	170,790,979	159,725,779
ADS [Member]
Net (loss)/income per ordinary share
Basic | (per share)		¥ 0.05	$ 0.01	¥ (12.11)	¥ (5.81)
Diluted | (per share)		¥ 0.05	$ 0.01	¥ (12.11)	¥ (5.81)

[1]	The amount of other expenses for 2020 and 2021 have been combined with other income.